Equity (Details) $ / shares in Units, ¥ in Thousands										6 Months Ended			12 Months Ended
	Mar. 03, 2025 USD ($) $ / shares shares	Feb. 10, 2025 USD ($) $ / shares shares	Oct. 31, 2024 shares	Oct. 28, 2024 CNY (¥)	Oct. 24, 2024 USD ($) $ / shares shares	Jan. 30, 2024 shares	Nov. 25, 2022 shares	Nov. 23, 2022 CNY (¥) shares	Nov. 23, 2022 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 $ / shares shares
Equity [Line Items]
ordinary shares issued					58,024,480
Direct offering cost (in Dollars)					$ 1,100,000					¥ 165,039
Other offering expenses (in Dollars) | $					$ 900,000				$ 13,700,000
Purchase to warrant per share (in Dollars per share) | $ / shares									$ 0.001
Divided shares (in Dollars) | $		$ 3,000,000
Shares authorized		1,000,000,000
Aggregate purchase price (in Dollars) | $	$ 23,000,000
Fair value allocated warrant										¥ (42,069)	$ (5,873,000)	¥ (2,338)
Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants			520,042				800,000		1,800,000
Purchase to warrant per share (in Dollars per share) | $ / shares									$ 2.75
Warrants and rights outstanding, term					5 years				5 years
Ordinary shares issued			124,810,080			1,000,000
Warrant [Member]
Equity [Line Items]
Fair value allocated warrant				¥ 6,900				¥ 36,800			$ 26,400,000		¥ 68,600
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares								16	16
Divided shares (in Dollars) | $		$ 100,000
Shares authorized		800,000,000									24,000,000,000			800,000,000
Par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001									$ 0.0001			$ 0.0001
Sell aggregate number of shares	7,357,500,000
Price per share (in Dollars per share) | $ / shares	$ 0.0031317
Issued an aggregate shares	7,357,500,000										8,064,960,523			707,460,523
Class A Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Shares authorized		23,200,000,000
Par value (in Dollars per share) | $ / shares		$ 0.0001
Class B Ordinary Shares [Member]
Equity [Line Items]
Shares authorized		60,000,000									1,800,000,000			60,000,000
Par value (in Dollars per share) | $ / shares		$ 0.0001									$ 0.0001			$ 0.0001
Issued an aggregate shares											55,260,580			55,260,580
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Shares authorized		1,740,000,000
Par value (in Dollars per share) | $ / shares		$ 0.0001
ADS [Member]
Equity [Line Items]
Purchase to pre-funded warrants					241,677				3,654,546
Purchase to warrant per share (in Dollars per share) | $ / shares					$ 1.45
Warrants exercised					1				1
ADS [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants					520,042
ADS [Member] | Warrant [Member]
Equity [Line Items]
Purchase to pre-funded warrants					761,719				5,454,546
Common Stock [Member]
Equity [Line Items]
ordinary shares issued								58,472,736	58,472,736
Direct offering cost (in Dollars) | $									$ 15,000,000
Shares authorized		4,200,000,000
Par value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Ordinary shares exercise							12,800,000
Shares authorized		140,000,000
Par value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member] | Shareholders [Member]
Equity [Line Items]
Shares authorized		4,060,000,000
Par value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
ordinary shares issued										7,357,500,000	7,357,500,000
Direct offering cost (in Dollars) | ¥										¥ 5,270
Shares authorized		24,000,000,000
Par value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Direct offering cost (in Dollars) | ¥
Shares authorized		1,800,000,000
Par value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member] | Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Shares authorized		30,000,000,000
Common Stock [Member] | ADS [Member]
Equity [Line Items]
Purchase to warrant per share (in Dollars per share) | $ / shares					$ 0.001